UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global Fixed Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 to April 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2007

(unaudited)

■  CREDIT SUISSE
GLOBAL FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Fixed Income Fund

Semiannual Investment Advisor's Report

April 30, 2007 (unaudited)

May 15, 2007

Dear Shareholder:

Performance Summary

11/01/06 – 04/30/07

Fund & Benchmark	Performance
Common[1]	3.16%
Advisor[1]	3.10%
Class A1,2	3.03%
Class C1,2	2.66%
Lehman Brothers Global Aggregate Bond Index[3]	3.54%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 4.75% and 1.00%, respectively.2

Market Review

The six-month period ended April 30, 2007, was a positive one for global bond markets. The main theme centered on the path of U.S. growth, with evidence to support both recovery and recessionary theories, depending on your view.

The main drag on growth came from the downturn in the U.S. housing market and the subsequent distress within the sub-prime lending sector. Contrary to expectations, falling house prices failed to significantly dent consumer spending. This was mainly due to healthy employment data and solid wage growth, which provided support for disposable incomes.

Meanwhile, the divergence in growth between the U.S. and the rest of the world began to deepen. Japan managed to shake off its mid cycle growth dip of 2006. European and UK growth were robust, and emerging economies continued to flourish.

A sharp equity market correction in February caused a flight to quality buying of bonds, but this proved to be temporary. Risk appetite gradually returned and bond yields drifted higher, closing the period in the middle of their six-month range.

Bond returns were moderately positive in their local currencies. The exception was Japan, where returns were negative. Weakness in the Japanese Yen also hampered Japanese bond returns in U.S. dollar terms. Elsewhere, however, the U.S. dollar depreciated leading to non-U.S. investments outperforming the domestic market.

Credit Suisse Global Fixed Income Fund

Semiannual Investment Advisor's Report (continued)

April 30, 2007 (unaudited)

Strategic Review and Outlook:

Contributing to performance was an overweight in U.S. Government Bonds, which was the strongest bond market in local currency terms. Additionally, aiding performance were the narrowing spreads and increased yields from high yield bonds. Also, the Fund has continued to have a duration target below Index neutral. While this benefited us in Japan, where returns were negative, it actually hurt our performance in Europe, where returns were stronger than anticipated. Additionally detracting from performance was an overweight to the UK, which underperformed.

In terms of currency, we have traded in emerging currencies such as Turkish Lira, Kazakhstan Tenge, South African Rand and Russian Ruble. Our gains in trading these and some developed currencies were partially offset by long positions in the Japanese Yen which, despite extremely oversold levels, continued to wane.

For the future, we expect the base effects of housing weakness will begin to diminish the drag on expansion, allowing growth to progress modestly. The main risk to this scenario comes from recent weakness in business fixed investments. This tends to be a negative sign for jobs growth, which in turn could extinguish consumer spending and accelerate the U.S. slowdown.

Consensus opinion is to revise down 2007 growth projections and look for Federal Reserve rate cuts. The latest Federal Reserve minutes, however, contained no hint of future rate cuts. Recent commentary confirms that in the consensus view, the inflation risks outweigh the danger of slower growth. At Credit Suisse, we still believe that Fed policy will remain on hold, but now feel that current valuations leave the market vulnerable. This will be especially true if Q2 data comes through stronger than expected following the exceptionally weak Q1.

For bond investors, we think this paints a bearish picture, with the risks skewed to higher rates and stronger inflation in most markets.

Credit Suisse Global Fixed Income Management Team

John de Garis

Joanne Gilbert

Kam T. Poon

Credit Suisse Global Fixed Income Fund

Semiannual Investment Advisor's Report (continued)

April 30, 2007 (unaudited)

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Fund can fall.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Average Annual Returns as of March 31, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	7.14%	7.06%	5.44%	6.75%	11/01/90
Advisor Class	7.18%	6.88%	5.07%	5.35%	08/12/96
Class A Without Sales Charge	6.88%	6.79%	—	6.09%	11/30/01
Class A With Maximum Sales Charge	1.80%	5.76%	—	5.11%	11/30/01
Class C Without CDSC	6.09%	—	—	(0.07)%	04/29/05
Class C With CDSC	5.09%	—	—	(0.07)%	04/29/05

Average Annual Returns as of April 30, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	5.98%	6.80%	5.49%	6.78%	11/01/90
Advisor Class	6.00%	6.63%	5.12%	5.40%	08/12/96
Class A Without Sales Charge	5.72%	6.56%	—	6.19%	11/30/01
Class A With Maximum Sales Charge	0.70%	5.53%	—	5.23%	11/30/01
Class C Without CDSC	4.95%	—	—	0.39%	04/29/05
Class C With CDSC	3.95%	—	—	0.39%	04/29/05

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was down 1.88%. Total return for the Fund's Class C shares for the reporting period, based on offering price (including maximum contingent deferred sales charge of 1.00%), was 1.66%.

3  The Lehman BrothersTM Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. AggregateTM Bond Index, the Pan-EuropeanTM Aggregate Index, the Global TreasuryTM Index, the Asian-PacificTM Aggregate Index, the EurodollarTM Index and the U.S. InvestmentTM Grade 144A Index. Investors cannot invest directly in an index.

Credit Suisse Global Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period April 30, 2007

Actual Fund Return	Common Class	Advisor Class	Class A	Class C
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,031.60	$1,031.00	$1,030.30	$1,026.60
Expenses Paid per $1,000*	$4.79	$4.78	$6.04	$9.80
Hypothetical 5% Fund Return
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,020.08	$1,020.08	$1,018.84	$1,015.12
Expenses Paid per $1,000*	$4.76	$4.76	$6.01	$9.74
	Common Class	Advisor Class	Class A	Class C
Annualized Expense Ratios*	0.95%	0.95%	1.20%	1.95%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	63.0%
AA	14.6%
A	12.0%
BBB	6.1%
BB	0.2%
B	2.5%
CCC	0.4%
Subtotal	98.8%
Short-Term Investments	1.2%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global Fixed Income Fund

Schedule of Investments

April 30, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS (102.5%)
Australia (1.0%)
Sovereign (1.0%)
860	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$710,169
		TOTAL AUSTRALIA				710,169
Austria (2.0%)
Banks (2.0%)
160,000	JPY	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, Aaa)	03/22/10	1.800	1,370,264
		TOTAL AUSTRIA				1,370,264
Belgium (6.1%)
Sovereign (6.1%)
680	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/09	3.750	921,711
2,030	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	3,201,459
		TOTAL BELGIUM				4,123,170
Bermuda (0.5%)
Insurance (0.2%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	128,667
Telecommunications (0.3%)
225	USD	Intelsat, Ltd., Global Senior Notes	(B, Caa1)	11/01/08	5.250	221,906
		TOTAL BERMUDA				350,573
Canada (4.0%)
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds	(A-, A2)	01/15/15	4.875	72,380
Sovereign (3.9%)
2,900	CAD	Government of Canada	(AAA, Aaa)	09/01/09	4.250	2,629,851
		TOTAL CANADA				2,702,231
Germany (10.6%)
Banks (2.5%)
200,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	1,676,074
Sovereign (8.1%)
2,800	EUR	Federal Republic of Germany	(AAA, Aaa)	09/14/07	2.250	3,796,950
240	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/10	5.250	338,204
520	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/12	5.000	735,548
465	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/37	4.000	601,963
						5,472,665
		TOTAL GERMANY				7,148,739
Ireland (3.0%)
Banks (2.0%)
1,000	EUR	Depfa ACS Bank, Rule 144A‡	(AAA, Aaa)	04/15/08	3.250	1,352,552

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Ireland
Diversified Financials (1.0%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AAA, Aaa)	10/27/16	4.125	$660,533
		TOTAL IRELAND				2,013,085
Italy (2.4%)
Sovereign (2.4%)
190,000	JPY	Republic of Italy	(A+, Aa2)	02/23/10	1.800	1,623,279
		TOTAL ITALY				1,623,279
Japan (3.1%)
Sovereign (3.1%)
290,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA-, Aa1)	06/20/23	1.050	2,105,492
		TOTAL JAPAN				2,105,492
Luxembourg (2.2%)
Insurance (1.1%)
500	EUR	Hannover Finance SA, Euro-Zone Company Guaranteed Notes (Callable 02/26/14 @ $100.00)#	(A, A1)	02/26/24	5.750	715,879
Miscellaneous Manufacturing (0.1%)
100	USD	Tyco International Group SA, Yankee Company Guaranteed Notes§	(BBB+, Baa3)	10/15/11	6.375	105,769
Telecommunications (1.0%)
149	EUR	SES Global, Company Guaranteed Notes	(BBB+, Baa2)	11/19/08	4.500	203,457
350	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB+, Baa2)	03/15/11	4.000	467,016
						670,473
		TOTAL LUXEMBOURG				1,492,121
Malaysia (0.6%)
Oil & Gas (0.6%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds‡	(A-, A1)	08/15/15	7.750	373,495
		TOTAL MALAYSIA				373,495
Netherlands (6.5%)
Banks (0.8%)
700	TRY	ABN Amro Bank NV, Series EMTN, Notes	(AA-, Aa3)	01/09/08	20.000	513,624
Insurance (2.1%)
1,000	EUR	Allianz Finance II BV, Euro-Zone Company Guaranteed Notes	(AA-, Aa3)	11/29/12	5.625	1,445,265
Sovereign (3.6%)
1,700	EUR	Government of the Netherlands	(AAA, Aaa)	07/15/12	5.000	2,411,708
		TOTAL NETHERLANDS				4,370,597

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Norway (2.3%)
Diversified Financials (2.3%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aaa)	06/21/10	1.800	$1,542,170
		TOTAL NORWAY				1,542,170
Spain (2.8%)
Banks (2.8%)
1,500	EUR	Banco Bilbao Vizcaya Argentaria SA, Notes	(AAA, Aaa)	02/25/15	3.500	1,927,614
United Kingdom (14.5%)
Agriculture (0.5%)
250	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	06/29/12	3.625	325,737
Banks (1.8%)
900	EUR	HBOS Treasury Services PLC, Series EMTN	(AAA, Aaa)	07/13/16	4.375	1,224,978
Commercial Services (0.4%)
250	USD	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31)‡	(B, B3)	08/01/15	8.625	262,500
Sovereign (11.8%)
2,885	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/08	5.000	5,744,499
1,100	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	2,253,086
						7,997,585
		TOTAL UNITED KINGDOM				9,810,800
United States (40.9%)
Automobile Manufacturers (1.1%)
710	USD	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, Baa1)	03/15/11	5.875	723,868
Banks (0.6%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A+, A1)	03/29/49	6.189	421,352
Chemicals (0.3%)
200	USD	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)§	(B+, B2)	05/15/10	10.625	211,750
Diversified Financials (5.1%)
215	USD	American Express Co., Notes (Callable 09/01/16 @ $100.00)#	(A-, A3)	09/01/66	6.800	230,059
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes§	(A-, A3)	11/15/10	5.350	216,867
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes‡	(BBB, Baa2)	08/15/10	4.750	256,946
380	USD	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	379,884
110	USD	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	05/15/09	5.625	108,505
60	USD	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	12/01/14	6.750	59,256

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United States
Diversified Financials
230	USD	Goldman Sachs Group, Inc., Global Notes§	(AA-, Aa3)	01/15/15	5.125	$225,220
144	USD	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B-, B2)	02/15/12	10.250	152,280
200	USD	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)#	(A, A1)	11/30/35	5.911	201,003
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	163,422
160	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	159,950
295	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	291,879
995	USD	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A, A2)	08/29/49	5.800	1,010,692
						3,455,963
Electric (0.2%)
130	USD	PacifiCorp, First Mortgage Notes§	(A-, A3)	11/15/11	6.900	139,140
Healthcare Services (0.4%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	263,324
Insurance (3.3%)
275	USD	American International Group, Inc., Global Notes#	(AA, Aa2)	05/15/13	4.250	260,390
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	284,339
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Notes	(A, A2)	06/20/11	1.600	1,671,975
						2,216,704
Lodging (0.3%)
200	USD	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B-, B3)	11/15/10	12.000	218,750
Media (0.5%)
310	USD	Time Warner, Inc., Company Guaranteed Notes	(BBB+, Baa2)	11/15/16	5.875	312,692
Mortgage Backed Securities (23.4%)
1,600	USD	Fannie Mae Pool #829208‡‡	(AAA, Aaa)	07/01/35	5.000	1,547,602
1,662	USD	Fannie Mae Pool #831730	(AAA, Aaa)	09/01/36	6.500	1,697,765
1,866	USD	Fannie Mae Pool #848193	(AAA, Aaa)	11/01/35	5.500	1,846,577
1,898	USD	Fannie Mae Pool #907744	(AAA, Aaa)	01/01/37	5.500	1,876,681
1,900	USD	Fannie Mae, Global Notes§	(AAA, Aaa)	09/15/16	5.250	1,941,103
160,000	JPY	Fannie Mae, Global Senior Notes	(AAA, Aaa)	10/09/07	2.125	1,347,789
600	USD	Federal Home Loan Bank, Series 665, Global Bonds§	(AAA, Aaa)	07/17/09	5.375	607,012
2,405	USD	Freddie Mac Pool #A61428	(AAA, Aaa)	02/01/37	6.000	2,425,553

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United States
Mortgage Backed Securities
900	USD	Freddie Mac, Global Notes§	(AAA, Aaa)	02/17/09	4.875	$900,162
1,600	USD	Freddie Mac, Global Notes§	(AAA, Aaa)	10/18/16	5.125	1,619,256
						15,809,500
Oil & Gas (1.2%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	181,657
235	USD	Hess Corp., Notes§	(BBB-, Baa3)	08/15/31	7.300	263,522
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes#‡	(BBB, Baa1)	06/15/10	6.655	206,300
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	151,629
						803,108
Pharmaceuticals (0.5%)
300	USD	Bristol-Myers Squibb Co., Notes	(A+, A2)	08/15/13	5.250	301,733
Retail (0.2%)
140	USD	Home Depot, Inc., Global Senior Unsecured Notes	(A+, Aa3)	03/01/16	5.400	137,344
Telecommunications (2.4%)
385	USD	AT&T, Inc., Global Notes§	(A, A2)	09/15/34	6.150	388,076
250	USD	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	271,250
315	USD	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	325,982
275	USD	Motorola, Inc., Notes	(A-, Baa1)	11/16/07	4.608	273,762
40	USD	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB, Baa3)	03/15/32	8.750	47,337
335	USD	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	336,471
						1,642,878
Textiles & Apparel (0.4%)
250	USD	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B, B2)	12/15/12	12.250	274,375
United States Treasury Obligations (1.0%)
640	USD	United States Treasury Bonds§	(AAA, Aaa)	02/15/31	5.375	685,700
		TOTAL UNITED STATES				27,618,181
		TOTAL BONDS (Cost $66,338,909)				69,281,980
Number of Shares
SHORT-TERM INVESTMENTS (12.2%)
	7,370,243	State Street Navigator Prime Portfolio§§				7,370,243

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS
$125	United States Treasury Bill	06/21/07	4.966	$124,132
745	State Street Bank and Trust Co. Euro Time Deposit‡‡	05/01/07	4.100	745,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,239,375)				8,239,375
TOTAL INVESTMENTS AT VALUE (114.7%) (Cost $74,578,284)				77,521,355
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.7%)				(9,951,375)
NET ASSETS (100.0%)				$67,569,980

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Note

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $2,451,793 or 3.6% of net assets.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2007.

‡‡  Collateral segregated for futures contracts.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro Currency

GBP = Great British Pound

JPY = Japanese Yen

TRY = New Turkish Lira

USD = U.S. Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,370,243 (Cost $74,578,284) (Note 2)	$77,521,355[1]
Cash	892
Foreign currency at value (Cost $1,710,635)	1,751,283
Interest receivable	765,597
Receivable for fund shares sold	48,677
Variation margin receivable (Note 2)	4,578
Unrealized appreciation on forward currency contracts (Note 2)	369,552
Prepaid expenses and other assets	25,794
Total Assets	80,487,728
Liabilities
Advisory fee payable (Note 3)	24,434
Administrative services fee payable (Note 3)	11,424
Distribution fee payable (Note 3)	1,772
Payable upon return of securities loaned (Note 2)	7,370,243
Payable for fund shares redeemed	4,798,429
Unrealized depreciation on forward currency contracts (Note 2)	600,450
Directors' fee payable	6,903
Other accrued expenses payable	104,093
Total Liabilities	12,917,748
Net Assets
Capital stock, $0.001 par value (Note 6)	6,793
Paid-in capital (Note 6)	83,649,690
Accumulated net investment loss	(2,695,704)
Accumulated net realized loss on investments, futures transactions and foreign currency transactions	(16,166,564)
Net unrealized appreciation from investments, futures transactions and foreign currency translations	2,775,765
Net Assets	$67,569,980
Common Shares
Net assets	$61,207,577
Shares outstanding	6,153,336
Net asset value, offering price, and redemption price per share	$9.95
Advisor Shares
Net assets	$11,439
Shares outstanding	1,060
Net asset value and offering price, price per share	$10.79
A Shares
Net assets	$5,723,993
Shares outstanding	575,936
Net asset value and redemption price per share	$9.94
Maximum offering price per share (net asset value/(1-4.75%))	$10.44
C Shares
Net Assets	$626,971
Shares outstanding	63,152
Net asset value and offering price per share	$9.93

1  Including $7,220,966 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Statement of Operations

For the Six Months Ended April 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$1,702,968
Securities lending	2,069
Total investment income	1,705,037
Expenses
Investment advisory fees (Note 3)	400,208
Administrative services fees (Note 3)	57,459
Distribution fees (Note 3)
Class A	7,289
Class C	3,453
Transfer agent fees (Note 3)	87,791
Registration fees	24,399
Custodian fees	23,826
Printing fees (Note 3)	19,490
Legal fees	16,999
Audit and tax fees	12,199
Directors' fees	11,468
Insurance expense	5,418
Commitment fees (Note 4)	1,315
Miscellaneous expense	4,519
Total expenses	675,833
Less: fees waived (Note 3)	(284,893)
Net expenses	390,940
Net investment income	1,314,097
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized gain from investments	1,053,208
Net realized gain from futures contracts	4,260
Net realized gain on foreign currency transactions	345,826
Net change in unrealized appreciation (depreciation) from investments	(58,675)
Net change in unrealized appreciation (depreciation) from futures contracts	(82,215)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(236,904)
Net realized and unrealized gain from investments, futures contracts and foreign currency related items	1,025,500
Net increase in net assets resulting from operations	$2,339,597

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
From Operations
Net investment income	$1,314,097	$3,345,888
Net realized gain (loss) from investments, futures contracts and foreign currency transactions	1,403,294	(1,219,707)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and foreign currency translations	(377,794)	2,266,133
Net increase in net assets resulting from operations	2,339,597	4,392,314
From Dividends
Dividends from net investment income
Common Class shares	(1,138,555)	(2,050,983)
Advisor Class shares	(154)	(210)
Class A shares	(79,683)	(200,576)
Class C shares	(7,322)	(10,175)
Net decrease in net assets resulting from dividends	(1,225,714)	(2,261,944)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	7,063,941	20,661,148
Reinvestment of dividends	1,019,047	1,890,834
Net asset value of shares redeemed	(30,235,300)	(67,314,111)
Net decrease in net assets from capital share transactions	(22,152,312)	(44,762,129)
Net decrease in net assets	(21,038,429)	(42,631,759)
Net Assets
Beginning of period	88,608,409	131,240,168
End of period	$67,569,980	$88,608,409
Accumulated net investment loss	$(2,695,704)	$(2,784,087)

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$9.79	$9.58	$10.42	$10.59	$9.90	$9.99
INVESTMENT OPERATIONS
Net investment income[2]	0.16	0.30	0.27	0.27	0.28	0.38
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	0.15	0.11	(0.34)	0.70	1.11	0.03
Total from investment operations	0.31	0.41	(0.07)	0.97	1.39	0.41
LESS DIVIDENDS
Dividends from net investment income	(0.15)	(0.20)	(0.77)	(1.14)	(0.70)	(0.50)
Net asset value, end of period	$9.95	$9.79	$9.58	$10.42	$10.59	$9.90
Total return[3]	3.16%	4.38%	(1.07)%	9.63%	14.73%	4.27%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$61,208	$81,638	$114,697	$128,816	$134,903	$108,535
Ratio of expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	3.31%[4]	3.07%	2.66%	2.67%	2.69%	3.89%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[4]	0.66%	0.64%	0.70%	0.76%	0.77%
Portfolio turnover rate	109%	79%	230%	224%	239%	150%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.87% to 3.89%.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$10.61	$10.37	$11.21	$11.32	$10.54	$10.62
INVESTMENT OPERATIONS
Net investment income[2]	0.18	0.32	0.29	0.29	0.24	0.36
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	0.15	0.12	(0.36)	0.74	1.19	0.02
Total from investment operations	0.33	0.44	(0.07)	1.03	1.43	0.38
LESS DIVIDENDS
Dividends from net investment income	(0.15)	(0.20)	(0.77)	(1.14)	(0.65)	(0.46)
Net asset value, end of period	$10.79	$10.61	$10.37	$11.21	$11.32	$10.54
Total return[3]	3.10%	4.33%	(0.99)%	9.54%	14.16%	3.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$11	$11	$11	$11	$11	$56
Ratio of expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	1.45%	1.45%
Ratio of net investment income to average net assets	3.31%[4]	3.07%	2.66%	2.67%	2.22%	3.50%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[4]	0.66%	0.64%	0.70%	0.76%	0.77%
Portfolio turnover rate	109%	79%	230%	224%	239%	150%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.50%.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002[1,2]
Per share data
Net asset value, beginning of period	$9.78	$9.57	$10.41	$10.58	$9.89	$9.93
INVESTMENT OPERATIONS
Net investment income[3]	0.15	0.27	0.23	0.24	0.25	0.27
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	0.14	0.12	(0.33)	0.70	1.12	0.16
Total from investment operations	0.29	0.39	(0.10)	0.94	1.37	0.43
LESS DIVIDENDS
Dividends from net investment income	(0.13)	(0.18)	(0.74)	(1.11)	(0.68)	(0.47)
Net asset value, end of period	$9.94	$9.78	$9.57	$10.41	$10.58	$9.89
Total return[4]	3.03%	4.13%	(1.32)%	9.37%	14.46%	4.55%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,724	$6,188	$15,788	$5,667	$1,433	$89
Ratio of expenses to average net assets	1.20%[5]	1.20%	1.20%	1.20%	1.20%	1.20%[5]
Ratio of net investment income to average net assets	3.07%[5]	2.82%	2.41%	2.42%	2.39%	3.02%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[5]	0.66%	0.64%	0.70%	0.76%	0.90%[5]
Portfolio turnover rate	109%	79%	230%	224%	239%	150%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.01% to 3.02%.

2  For the period November 30, 2001 (inception date) through October 31, 2002.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Financial Highlights

(For a Class C of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$9.77	$9.57	$10.12
INVESTMENT OPERATIONS
Net investment income[2]	0.11	0.20	0.07
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	0.15	0.11	(0.57)
Total from investment operations	0.26	0.31	(0.50)
LESS DIVIDENDS
Dividends from net investment income	(0.10)	(0.11)	(0.05)
Net asset value, end of period	$9.93	$9.77	$9.57
Total return[3]	2.66%	3.27%	(4.93)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$627	$772	$745
Ratio of expenses to average net assets	1.95%[4]	1.95%	1.93%[4]
Ratio of net investment income to average net assets	2.31%[4]	2.07%	1.37%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[4]	0.66%	0.64%[4]
Portfolio turnover rate	109%	79%	230%

1  For the period April 29, 2005 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements

April 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

The Fund is authorized to offer four classes of shares: Common Class shares, Advisor Class shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that it bears different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Effective December 12, 2001, the Advisor Class closed to new investments. Although no further Advisor Class shares can be purchased, shareholders can redeem their shares through any available methods. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales change of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities'

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2007, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollars	6/20/2007	AUD	958,000	$788,913	$796,328	$7,415
Australian Dollars	6/20/2007	AUD	(1,292,910)	(1,008,859)	(1,074,718)	(65,859)
British Pound	6/20/2007		£(1,732,387)	(3,328,522)	(3,463,469)	(134,947)
British Pound	6/20/2007		£(218,000)	(436,092)	(435,836)	256
Canadian Dollar	6/20/2007	C$	(2,948,589)	(2,492,949)	(2,672,180)	(179,231)
Canadian Dollar	6/20/2007	C$	1,409,832	1,200,000	1,277,670	77,670
Canadian Dollar	6/20/2007	C$	480,111	409,875	435,104	25,229
Danish Krone	6/20/2007	DKK	3,434,000	610,001	630,037	20,036
Danish Krone	6/20/2007	DKK	(1,588,749)	(289,000)	(291,488)	(2,488)

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Euro Economic Unit	6/20/2007		£4,730,000	$6,266,949	$6,468,022	$201,073
Euro Economic Unit	6/20/2007		£(1,080,000)	(1,459,972)	(1,476,843)	(16,871)
Euro Economic Unit	6/20/2007		£(1,939,000)	(2,606,186)	(2,651,479)	(45,293)
Hungarian Forint	6/20/2007	HUF	(281,755,330)	(1,501,827)	(1,548,073)	(46,246)
Japanese Yen	6/20/2007		¥437,638,556	3,719,413	3,686,645	(32,768)
Japanese Yen	6/20/2007		¥224,000,000	1,945,517	1,886,965	(58,552)
Japanese Yen	6/20/2007		¥(43,000,000)	(363,513)	(362,230)	1,283
Norwegian Krone	6/20/2007	NOK	4,477,085	729,004	753,885	24,881
Norwegian Krone	6/20/2007	NOK	(4,895,852)	(814,676)	(824,400)	(9,724)
Swedish Krona	6/20/2007	SEK	5,500,000	814,676	822,098	7,422
Swedish Krona	6/20/2007	SEK	(1,963,206)	(289,000)	(293,445)	(4,445)
Swiss Franc	6/20/2007	CHF	1,759,266	1,459,972	1,464,259	4,287
South African Rand	6/20/2007	ZAR	(5,174,158)	(727,300)	(731,326)	(4,026)
				$2,626,424	$2,395,526	$(230,898)

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

J) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

payments may be required for a futures transaction. At April 30, 2007, the Fund had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 20 Year Bond Futures	5	6/30/07	$555,061	$558,750	$3,689
U.S. Treasury 5 Year Notes Futures	23	6/29/07	2,415,462	2,434,047	18,585
U.S. Treasury 2 Year Notes Futures	2	6/29/07	408,165	409,437	1,272
			$3,378,688	$3,402,234	$23,546
U.S. Treasury 10 Year Notes Futures	(15)	6/20/07	(1,610,089)	(1,624,922)	(14,833)
			$1,768,599	$1,777,312	$8,713

K) OPTIONS — The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. At April 30, 2007 the Fund had no outstanding options contracts.

L) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract.

The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2007 the Fund had no outstanding swap contracts.

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB had been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2007, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $143,165, of which $140,531 was rebated to borrowers (brokers). The Fund retained $2,069 in income from the cash collateral investment and SSB, as lending agent, was paid $565. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

N) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2007, investment advisory fees earned and voluntarily waived were $400,208 and $284,893 respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, is sub-investment adviser to the Fund. Credit Suisse U.K.'s sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2007, co-administrative services fees earned by CSAMSI were

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

$36,745. Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $20,714.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets of the Class A shares and Class C shares, respectively. Common Class shares and Advisor Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2007, the Fund reimbursed Credit Suisse $50,968, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2007, CSAMSI and its affiliates advised the Fund that it retained $136 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2007, Merrill was paid $16,357 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 4. Line of Credit

the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2007 and during the six months ended April 30, 2007, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

	Investment Securities	US Government/ Agency Obligations
Purchases	$93,667,040	$87,800,107
Sales	87,242,480	84,543,518

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $74,578,284, $3,404,153, $(461,082) and $2,943,071, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as Common Class shares, five hundred million shares are classified as Advisor Class shares, one billion as Class A shares and five hundred million as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	633,982	$6,260,462	1,857,166	$17,925,000
Shares issued in reinvestment of dividends	99,084	971,336	184,764	1,766,032
Shares redeemed	(2,920,009)	(28,665,730)	(5,670,502)	(54,597,405)
Net decrease	(2,186,943)	$(21,433,932)	(3,628,572)	$(34,906,373)

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

	Advisor Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	15	$154	20	$210
Shares redeemed	0	0	(5)	(48)
Net increase	15	$154	15	$162
	Class A
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	74,894	$733,360	246,388	$2,357,388
Shares issued in reinvestment of dividends	4,773	46,747	12,891	122,827
Shares redeemed	(136,432)	(1,343,882)	(1,275,787)	(12,341,741)
Net decrease	(56,765)	$(563,775)	(1,016,508)	$(9,861,526)
	Class C
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	7,158	$70,119	39,694	$378,760
Shares issued in reinvestment of dividends	83	810	186	1,765
Shares redeemed	(23,059)	(225,688)	(38,753)	(374,917)
Net increase (decrease)	(15,818)	$(154,759)	1,127	$5,608

On April 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	4	56%
Advisor Class	1	100%
Class A	2	66%
Class C	3	90%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Global Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Global Fixed Income Fund

Board Approval of Advisory Agreements (unaudited)

In approving the renewal of the current Advisory and Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 14-15, 2006, considered the following factors with respect to the Credit Suisse Global Fixed Income Fund (the "Fund"):

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 1.00% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited ("Credit Suisse U.K."). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.32% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board noted that the compensation paid to Credit Suisse U.K. does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by Credit Suisse U.K. under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and Credit Suisse U.K. The Board reviewed background information about Credit Suisse and Credit Suisse U.K., including their respective Forms ADV. The Board considered the background and experience of Credit Suisse's and Credit Suisse U.K.'s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse and Credit Suisse U.K. The Board also considered the particular expertise of Credit Suisse U.K. in managing the types of global investments that the Fund utilizes in its investment strategy. In addition, the Board reviewed the qualifications,

Credit Suisse Global Fixed Income Fund

Board Approval of Advisory Agreements (unaudited) (continued)

backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreement, the Board also considered the benefits to the Fund of retaining Credit Suisse U.K. given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the Fund to obtain best price and execution on trades in international markets.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Global Fixed Income Fund

Board Approval of Advisory Agreements (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, Credit Suisse U.K. and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and Credit Suisse U.K.'s businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, Credit Suisse U.K. and their affiliates).

The Board also reviewed Credit Suisse's and Credit Suisse U.K.'s method for allocating portfolio investment opportunities among the Fund and other advisory clients.

Conclusions

In selecting Credit Suisse and Credit Suisse U.K., and approving the Advisory Agreement and the investment advisory fees under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was the highest of its Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee was below the median of the Fund's Peer Group.

•  Although the Fund's longer-term performance was above or slightly below the median of the Performance Group and Performance Universe, its more recent performance was below most of the funds in the Performance Group and Performance Universe. The Board noted the turnover in the Fund's portfolio management team over the past few years. The Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and Credit Suisse U.K. and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by Credit Suisse U.K. under the Sub-Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary

Credit Suisse Global Fixed Income Fund

Board Approval of Advisory Agreements (unaudited) (continued)

benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global Fixed Income Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Global Fixed Income Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GFI-SAR-0407

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2007